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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment           [ ] Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                Dallas, TX      May 15, 2006
------------------------------------   (City, State)   (Date)
(Signature)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:        22
Form 13F Information Table Value Total:   868,280 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                                       COLUMN 5                                     COLUMN 8
                              COLUMN 2                 COLUMN 4  --------------------   COLUMN 6   COLUMN 7     VOTING AUTHORITY
         COLUMN 1             TITLE OF      COLUMN 3     VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   ---------------------
      NAME OF ISSUER           CLASS         CUSIP      (X1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
      --------------       -------------  -----------  --------  ---------  ---  ----  ----------  --------  ----  ---------  ----
ABB Ltd.                   SPONSORED ADR  000375-20-4    16863   1,343,649   SH   N/A     SOLE         0       0   1,343,649    0
ARCH COAL INC                   COM       039380-10-0    62740     826,174   SH   N/A     SOLE         0       0     826,174    0
BJ SVCS CO                      COM       055482-10-3    37302   1,078,100   SH   N/A     SOLE         0       0   1,078,100    0
CONOCOPHILLIPS                  COM       20825C-10-4    25296     400,565   SH   N/A     SOLE         0       0     400,565    0
CONSOL ENERGY INC               COM       20854P-10-9    50159     676,362   SH   N/A     SOLE         0       0     676,362    0
DENBURY RESOURCES INC           COM       247916-20-8    34044   1,074,972   SH   N/A     SOLE         0       0   1,074,972    0
DRESSER RAND GROUP INC          COM       261608-10-3    16027     644,951   SH   N/A     SOLE         0       0     644,951    0
EOG RES INC                     COM       26875P-10-1    59527     826,761   SH   N/A     SOLE         0       0     826,761    0
FOUNDATION COAL HOLDINGS
   INC                          COM       35039W-10-0    10290     250,117   SH   N/A     SOLE         0       0     250,117    0
GLOBALSANTAFE CORP              SHS       G3930E-10-1    40835     672,187   SH   N/A     SOLE         0       0     672,187    0
GREENBRIER COS INC              COM       393657-10-1     5859     146,302   SH   N/A     SOLE         0       0     146,302    0
JACOBS ENGR GROUP INC           COM       469814-10-7    23310     268,731   SH   N/A     SOLE         0       0     268,731    0
MASSEY ENERGY CORP              COM       576206-10-6    42632   1,181,918   SH   N/A     SOLE         0       0   1,181,918    0
MURPHY OIL CORP                 COM       626717-10-2    31585     633,990   SH   N/A     SOLE         0       0     633,990    0
PEABODY ENERGY CORP             COM       704549-10-4    77319   1,533,807   SH   N/A     SOLE         0       0   1,533,807    0
QUICKSILVER RESOURCES INC       COM       74837R-10-4    49324   1,275,850   SH   N/A     SOLE         0       0   1,275,850    0
ROWAN COMPANIES INC             COM       779382-10-0    20382     463,642   SH   N/A     SOLE         0       0     463,642    0
SUNCOR ENERGY INC               COM       867229-10-6    97228   1,262,376   SH   N/A     SOLE         0       0   1,262,376    0
TESORO PETROLEUM CORP COM       COM       881609-10-1    36762     537,935   SH   N/A     SOLE         0       0     537,935    0
TODCO                          CL A       88889T-10-7    21469     544,770   SH   N/A     SOLE         0       0     544,770    0
TRANSOCEAN INC                  ORD       G90078-10-9    47573     592,444   SH   N/A     SOLE         0       0     592,444    0
VALERO ENERGY CORP NEW          COM       91913Y-10-0    61754   1,033,016   SH   N/A     SOLE         0       0   1,033,016    0